Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common stock par or stated value per share	$ 0	$ 0
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	97,664,669	97,122,405
Common stock, shares outstanding	97,664,669	97,122,405
Forfeiture Shares [Member]
Common stock par or stated value per share	$ 0	$ 0
Common stock, shares authorized	1,006,250	1,006,250
Common stock, shares issued	1,006,250	1,006,250
Common stock, shares outstanding	1,006,250	1,006,250